Debt - Principal Payments on Debt (Detail) (USD $)	Dec. 31, 2013
Debt Disclosure [Abstract]
For the year ended December 31, 2014	$ 25,700,000
For the year ended December 31, 2015
For the year ended December 31, 2016
For the year ended December 31, 2017	969,100,000
For the year ended December 31, 2018	300,000,000
For the years ended thereafter